AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 2019

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 223	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 227	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On January 17, 2020 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 223 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate January 17, 2020 as the new effective date for Post-Effective Amendment No. 192, which was filed with the Securities and Exchange Commission (the “SEC”) on June 21, 2019 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001398344-19-010896) for the purpose of adding disclosure regarding the anticipated reorganization of the Aegon Market Neutral Income Master Fund, Ltd., a Cayman Islands exempted company, into the Aegon Market Neutral Income Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund III (the “Trust”). The effectiveness of Post-Effective Amendment No. 192 was previously delayed pursuant to Post-Effective Amendment No. 202, which was filed with the SEC on August 19, 2019 (Accession No. 0001398344-19-014627), Post-Effective Amendment No. 206, which was filed with the SEC on September 18, 2019 (Accession No. 0001398344-19-016727), Post-Effective Amendment No. 213, which was filed with the SEC on October 17, 2019 (Accession No. 0001398344-19-018044), and Post-Effective Amendment No. 219, which was filed with the SEC on November 15, 2019 (Accession No. 0001398344-19-020400).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 192.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 192.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 192.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 223 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of December, 2019.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	December 17, 2019
William M. Doran

*	Trustee	December 17, 2019
Jon C. Hunt

*	Trustee	December 17, 2019
Thomas P. Lemke

*	Trustee	December 17, 2019
Jay Nadel

*	Trustee	December 17, 2019
Randall S. Yanker

*	President	December 17, 2019
Michael Beattie

*	Treasurer, Controller &	December 17, 2019
Stephen Connors	Chief Financial Officer

* By:	/s/ James Bernstein
James Bernstein
Attorney-in-Fact